UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report May 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.743118.106 436997.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,023.10	$ .01
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.93	$ .01

* Expenses are equal to the Fund’s annualized expense ratio of .0013%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annual Report

2

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	96.2	96.4	94.3
31 – 90	0.8	2.1	5.7
91 – 180	1.2	0.0	0.0
181 – 397	1.8	1.5	0.0
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity Cash Central Fund	7 Days	8 Days	6 Days
All Taxable Money Market
Funds Average*	36 Days	37 Days	35 Days

Current and Historical Seven Day Yields
	5/30/06	2/28/06	11/29/05	8/30/05	5/31/05
Fidelity Cash Central Fund	5.01%	4.57%	4.07%	3.59%	3.05%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

3 Annual Report

Investments May 31, 2006
Showing Percentage of Net Assets

Commercial Paper 7.8%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
Bear Stearns Companies, Inc.
6/1/06	5.08%	$ 50,000,000	$ 50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	50,000,000	50,000,000
6/1/06	5.08	44,545,000	44,545,000
Park Granada LLC
6/1/06	5.07	50,000,000	50,000,000
6/1/06	5.07	50,000,000	50,000,000
6/1/06	5.07	50,000,000	50,000,000
Rabobank USA Financial Corp.
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
UBS Finance, Inc.
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

4

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
UBS Finance, Inc. – continued
6/1/06	5.05%	$ 50,000,000	$ 50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	50,000,000	50,000,000
6/1/06	5.05	35,877,000	35,877,000
TOTAL COMMERCIAL PAPER			2,680,422,000

Federal Agencies 6.2%

Fannie Mae – 2.1%
Agency Coupons – 2.1%
6/21/06	4.81 (a)	130,000,000	129,972,137
6/22/06	4.81 (a)	589,000,000	588,801,594
			718,773,731

Federal Home Loan Bank – 1.1%
Agency Coupons – 1.1%
6/13/06	4.77 (a)	375,000,000	374,990,218
Freddie Mac – 3.0%
Discount Notes – 3.0%
9/27/06	4.26	295,000,000	291,050,032
9/29/06	4.51	137,986,000	135,994,402
12/1/06	4.71	305,346,000	298,361,210
1/9/07	4.75	110,207,000	107,120,212

See accompanying notes which are an integral part of the financial statements.

5 Annual Report

Investments continued

Federal Agencies continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase
Freddie Mac – continued
Discount Notes – continued
1/18/07	5.10%	$ 64,500,000	$ 62,472,012
1/19/07	4.81	150,000,000	145,556,233
			1,040,554,101
TOTAL FEDERAL AGENCIES			2,134,318,050

U.S. Treasury Obligations 0.8%

U.S. Treasury Bills – 0.8%
8/3/06	4.50	260,000,000	257,998,000

Time Deposits 3.9%

Landesbank Baden-Wuert
6/1/06	5.10	820,000,000	820,000,000
SunTrust Banks, Inc.
6/1/06	5.05	500,000,000	500,000,000
TOTAL TIME DEPOSITS			1,320,000,000

Repurchase Agreements 81.6%
		Maturity Amount
In a joint trading account (Collateralized by U.S.
Government Obligations) dated 5/31/06 due
6/1/06 at:
5.05% (b)		$19,478,541,363	19,475,810,000
5.05% (b)		423,604,409	423,545,000
In a joint trading account (Collateralized by U.S.
Treasury Obligations) dated 5/31/06 due
6/1/06 at:
4.9% (b)		1,357,185	1,357,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 6

Repurchase Agreements continued
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S.
Treasury Obligations) dated 5/31/06 due
6/1/06 at: – continued
4.92% (b)	$ 7,637,817,536	$ 7,636,773,000
With Merrill Lynch, Pierce, Fenner & Smith At 5.11%,
dated 5/31/06 due 6/1/06 (Collateralized by
Mortgage Loan Obligations valued at $341,251,287,
4.5% – 7.32%, 7/15/08 – 5/25/36)	325,046,132	325,000,000

TOTAL REPURCHASE AGREEMENTS		27,862,485,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $34,255,223,050)		34,255,223,050

NET OTHER ASSETS – (0.3)%		(114,789,301)
NET ASSETS 100%		$34,140,433,749

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$19,475,810,000 due
6/1/06 at 5.05%
Banc of America
Securities LLC.	$ 7,601,796,102
Bank of America,
National Association	1,117,911,192
Barclays Capital Inc.	6,501,633,987
Countrywide Securities
Corporation	1,117,911,192
Credit Suisse First Boston
LLC	341,779,548
Goldman Sachs & Co. .	1,117,911,192
UBS Securities LLC	1,676,866,787
$ 19,475,810,000

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Repurchase Agreement/	Value
Counterparty

$423,545,000 due
6/1/06 at 5.05%
Banc of America
Securities LLC.	$ 70,590,833
Barclays Capital Inc.	77,008,182
Credit Suisse First Boston
LLC	192,520,455
Morgan Stanley & Co.
Incorporated	83,425,530
$ 423,545,000

$1,357,000 due
6/1/06 at 4.90%
Banc of America
Securities LLC.	189,040
Barclays Capital Inc.	559,558
Lehman Brothers Inc.	378,080
State Street Bank and
Trust Company	230,322
$ 1,357,000

$7,636,773,000 due
6/1/06 at 4.92%
BNP Paribas Securities
Corp.	951,140,302
Deutsche Bank Securities
Inc.	1,082,553,655
Merrill Lynch Govern-
ment Securities, Inc.	1,443,404,873
Merrill Lynch, Pierce,
Fenner & Smith	3,076,432,732
Morgan Stanley & Co.
Incorporated	1,083,241,438
$ 7,636,773,000

Income Tax Information

At May 31, 2006, the fund had a capital loss carryforward of approximately $2,296,448 of which $208,156, $2,075,413 and $12,879 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Financial Statements

Statement of Assets and Liabilities
		May 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $27,862,485,000) See
accompanying schedule:
Unaffiliated issuers (cost $34,255,223,050)		$ 34,255,223,050
Cash		421
Interest receivable		14,871,635
Prepaid expenses		59,617
Total assets		34,270,154,723

Liabilities
Distributions payable	$ 129,678,960
Other payables and accrued expenses	42,014
Total liabilities		129,720,974

Net Assets		$ 34,140,433,749
Net Assets consist of:
Paid in capital		$ 34,142,008,198
Undistributed net investment income		160,022
Accumulated undistributed net realized gain (loss) on
investments		(1,734,471)
Net Assets, for 34,136,757,613 shares outstanding		$ 34,140,433,749
Net Asset Value, offering price and redemption price per
share ($34,140,433,749 ÷ 34,136,757,613 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Financial Statements continued

Statement of Operations
	Year ended May 31, 2006

Investment Income

Interest (including $496,284 from affiliated interfund
lending)		$1,096,182,147

Expenses
Independent trustees’ compensation	$ 110,084
Custodian fees and expenses	49,207
Audit	38,435
Legal	11,767
Insurance	153,262
Miscellaneous	1,864
Total expenses before reductions	364,619
Expense reductions	(10,044)	354,575

Net investment income		1,095,827,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		76
Net increase in net assets resulting from operations		$ 1,095,827,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Statement of Changes in Net Assets
	Year ended	Year ended
	May 31, 2006	May 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,095,827,572	$ 565,648,600
Net realized gain (loss)	76	(1,219,495)
Net increase in net assets resulting
from operations	1,095,827,648	564,429,105
Distributions to shareholders from net investment
income	(1,095,738,440)	(566,152,104)
Share transactions at net asset value of $1.00 per
share
Proceeds from sales of shares	188,272,656,921	139,512,275,187
Cost of shares redeemed	(180,238,479,948)	(136,781,982,194)
Net increase (decrease) in net assets and shares
resulting from share transactions	8,034,176,973	2,730,292,993
Total increase (decrease) in net assets	8,034,266,181	2,728,569,994

Net Assets
Beginning of period	26,106,167,568	23,377,597,574
End of period (including undistributed net invest-
ment income of $160,022 and undistributed net
investment income of $70,889, respectively)	$ 34,140,433,749	$ 26,106,167,568

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Financial Highlights

Years ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	.041	.020	.011	.016	.026
Distributions from net
investment income	(.041)	(.020)	(.011)	(.016)	(.026)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.15%	2.05%	1.11%	1.58%	2.68%
Ratios to Average Net AssetsB
Expenses before
reductions	.0014%	.0016%	.0016%	.0016%	.0017%
Expenses net of fee
waivers, if any	.0014%	.0016%	.0016%	.0016%	.0017%
Expenses net of all
reductions	.0013%	.0015%	.0016%	.0016%	.0016%
Net investment
income	4.11%	2.05%	1.10%	1.58%	2.63%
Supplemental Data
Net assets,
end of period
(000 omitted)	$34,140,434	$26,106,168	$23,377,598	$25,174,899	$27,692,376

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Notes to Financial Statements

For the period ended May 31, 2006

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

13 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	721,999
Capital loss carryforward	(2,296,448)

Cost for federal income tax purposes	$ 34,255,223,050
The tax character of distributions paid was as follows:

	May 31, 2006	May 31, 2005
Ordinary Income	$ 1,095,738,440	$ 566,152,104

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Annual Report

14

3. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average
Borrower or Lender	Balance	Interest Rate
Lender	$ 18,892,862	4.20%

4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $10,044.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

15 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2006 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Cash Central Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts July 7, 2006

Annual Report

16

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

17 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Cash Central (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

18

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

19 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

20

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Coun cil for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

22

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as the Chairman of the Inner City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Cash Central. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Cash Central. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Cash Central. Mr. Murphy also serves as Vice Presi dent of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Timothy Huyck (41)

Year of Election or Appointment: 2004

Vice President of Cash Central. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

24

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Cash Central. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Cash Central. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1996

Assistant Treasurer of Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Annual Report

26

Name, Age; Principal Occupation Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

27 Annual Report

Distributions

A total of 3.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

28

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Albert R. Gamper, Jr.
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Robert M. Gates
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
George H. Heilmeier
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Edward C. Johnson 3d
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Stephen P. Jonas
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Marie L. Knowles
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William O. McCoy
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Robert L. Reynolds
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Cornelia M. Small
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William S. Stavropoulos
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Kenneth L. Wolfe
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

A Denotes trust-wide proposal and voting results.

29 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Central Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FIMM that allow FIMM to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Annual Report

30

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

31 Annual Report

Fidelity® Municipal Cash Central Fund

Annual Report May 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.743117.106 436995.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,016.30	$ .04
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.90	$ .04

* Expenses are equal to the Fund’s annualized expense ratio of .0070%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annual Report

2

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	99.7	100.0	99.8
31 – 90	0.3	0.0	0.2
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity Municipal Cash Central Fund	5 Days	4 Days	4 Days
All Tax Free Money Market Funds
Average*	20 Days	29 Days	22 Days

Current and Historical Seven Day Yields
	5/29/06	2/27/06	11/28/05	8/29/05	5/30/05
Fidelity Municipal Cash Central
Fund	3.55%	3.18%	3.08%	2.50%	3.00%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

3 Annual Report

Investments May 31, 2006
Showing Percentage of Net Assets

Municipal Securities 99.8%
	Principal	Value
	Amount	(Note 1)
Alabama – 1.1%
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant
Proj.) Series A, 3.62%, VRDN (b)(c)	$ 9,500,000	$ 9,500,000
Alaska – 1.9%
Alaska Hsg. Fin. Corp. Series A, 3.59% (FSA Insured),
VRDN (b)(c)	8,000,000	8,000,000
Alaska Intl. Arpts. Revs. Series 2006 C, 3.25% (MBIA Insured),
VRDN (b)(c)	9,000,000	9,000,000
		17,000,000

Arizona – 3.2%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina
Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 3.6%, LOC KBC Bank NV,
VRDN (b)(c)	6,790,000	6,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds
(American Wtr. Corp. Proj.) Series 1988, 3.85% tender
7/13/06, CP mode (c)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.
(Glenn Oaks Apts. Proj.) Series 2001, 3.53%, LOC Fannie
Mae, VRDN (b)(c)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.53% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	3,200,000	3,200,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,800,000	1,800,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN Series MT 247, 3.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	3,700,000	3,700,000
		28,790,325

Arkansas – 1.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners
LP Proj.) 3.53%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series MS 1139, 3.53% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	6,100,000	6,100,000
Series ROC II R121, 3.55% (Liquidity Facility Citibank
NA) (b)(c)(d)	3,180,000	3,180,000
		10,280,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

4

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
California – 0.5%
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN
Series PT 998, 3.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	$ 2,840,000	$ 2,840,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Republic Services, Inc. Proj.) 3.72%, VRDN (b)(c)	500,000	500,000
Los Angeles Reg’l. Arpt. Impt. Rev. (Compagne Nationale Air
France Int’l. Arpt. Proj.) 3.61%, LOC Societe Generale,
VRDN (b)(c)	1,425,000	1,425,000
		4,765,000

Colorado – 2.4%
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN Series TOC 06 Z2, 3.54% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	800,000	800,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 3.35%, LOC JPMorgan Chase Bank,
VRDN (b)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt.,
Inc. Proj.) 3.52%, LOC Wachovia Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Denver City & County Arpt. Rev. Participating VRDN:
Series PT 688, 3.55% (Liquidity Facility Bayerische Hypo-und
Vereinsbank AG) (b)(c)(d)	6,235,000	6,235,000
Series PT 920, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,500,000	1,500,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.54% (Liquidity Facility Morgan
Stanley) (b)(d)	1,720,000	1,720,000
Series TOC 06 Z9, 3.54% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	5,811,000	5,811,000
El Paso County Co. Single Family Mtg. Rev. Participating
VRDN Series MS 1136, 3.53% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	2,928,000	2,928,000
		21,694,000

Delaware – 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1993 C, 3.41%, VRDN (b)	5,700,000	5,700,000
Series 1999 B, 3.47%, VRDN (b)(c)	1,100,000	1,100,000
		6,800,000

District Of Columbia – 2.2%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 05 5, 3.59% (Liquidity Facility Bank of
New York, New York) (b)(c)(d)	4,200,000	4,200,000

See accompanying notes which are an integral part of the financial statements.

5 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
District Of Columbia – continued
Metropolitan Washington Arpts. Auth. Participating VRDN
Series MSTC 01 130, 3.58% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)(d)	$11,060,000	$ 11,060,000
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating
VRDN:
Series PT 1991, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,180,000	3,180,000
Series ROC II R195, 3.55% (Liquidity Facility Citibank
NA) (b)(c)(d)	1,500,000	1,500,000
		19,940,000

Florida – 1.9%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
17, 3.59% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,000,000	1,000,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF
00 15, 3.62% (Liquidity Facility Bank of New York, New
York) (b)(c)(d)	1,065,000	1,065,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La
Miranda Gardens Proj.) Series A, 3.56%, LOC SunTrust
Banks, Inc., VRDN (b)(c)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN Series PT 2411, 3.55% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(c)(d)	2,590,000	2,590,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 2355, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	3,375,000	3,375,000
Tampa Bay Wtr. Util. Sys. Rev. 3.52%, LOC Bank of America
NA, VRDN (b)(c)	6,800,000	6,800,000
		17,330,000

Georgia – 4.6%
Atlanta Arpt. Rev. Participating VRDN:
Series PT 2503, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	5,190,000	5,190,000
Series PT 901, 3.55% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	6,525,000	6,525,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk
Apts. Proj.) Series 2003, 3.55%, LOC AmSouth Bank NA,
Birmingham, VRDN (b)(c)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 3.36%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(c)	2,900,000	2,900,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

6

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Georgia – continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.): – continued
Series 2000 C, 3.36%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(c)	$ 3,700,000	$ 3,700,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.)
3.57%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,085,000	1,085,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington
Mill Apts. Proj.) 3.27%, LOC SunTrust Banks, Inc.,
VRDN (b)(c)	1,900,000	1,900,000
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc.
Proj.) Series 2001 B, 3.52%, LOC SunTrust Banks, Inc.,
VRDN (b)(c)	2,160,000	2,160,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf
Proj.) 3.58%, LOC Wachovia Bank NA, VRDN (b)(c)	4,515,000	4,515,000
		40,925,000

Hawaii – 1.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310,
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,310,000	1,310,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating
VRDN Series PA 1244, 3.54% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)(d)	2,500,000	2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev.
Participating VRDN Series LB 05 L6, 3.36% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(c)(d)	7,725,000	7,725,000
		11,535,000

Idaho – 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A,
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	309,000	309,000
Illinois – 7.1%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 3.53% (Liquidity Facility Morgan Stanley) (b)(c)(d)	7,600,000	7,600,000
Boone McHenry & Dekalb Counties Cmnty. Unit School District
#100 Participating VRDN Series PZ 50, 3.55% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000,000	3,000,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.)
3.36%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303,
3.62% (Liquidity Facility Citibank NA, New York) (b)(d)	2,450,000	2,450,000
Chicago Midway Arpt. Rev. Series 1998 A, 3.59% (MBIA
Insured), VRDN (b)(c)	15,100,000	15,100,000

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Illinois – continued
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$ 2,000,000	$ 2,000,000
Series MT 53, 3.55% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	2,300,000	2,300,000
Series MT 59, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	6,150,000	6,150,000
Series PT 1993, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,080,000	1,080,000
Series Putters 653Z, 3.54% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(d)	4,195,000	4,195,000
Series ROC II R239, 3.55% (Liquidity Facility Citibank
NA) (b)(c)(d)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series PZ 40, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,120,000	2,120,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 3.6%,
LOC Bank of New York, New York, VRDN (b)(c)	6,200,000	6,200,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 3.6%,
VRDN (b)(c)	2,440,000	2,440,000
(BP Amoco Chemical Co. Proj.) 3.6% (BP PLC Guaranteed),
VRDN (b)(c)	3,000,000	3,000,000
		64,250,000

Indiana – 1.9%
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc.
Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,730,000	1,730,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series LB 03 L45J, 3.36% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	6,655,000	6,655,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.55% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(d)	4,415,000	4,415,000
Series PT 731, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.77%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (b)(c)	350,000	350,000
Whiting Envir. Facilities Rev. (Amoco Oil Co. Proj.) 3.6% (BP
PLC Guaranteed), VRDN (b)(c)	1,235,000	1,235,000
		16,985,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Iowa 0.1%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series
1999, 3.57%, LOC Bank of America NA, VRDN (b)(c)	$ 1,100,000	$ 1,100,000
Kansas 0.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.54%,
LOC Bank of America NA, VRDN (b)(c)	6,700,000	6,700,000
Kentucky 5.8%
Carroll County Solid Waste Disp. Rev. (North American
Stainless LP Proj.) Series 2000, 3.6%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	9,570,000	9,570,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper
Co. Proj.) Series 1993 B, 3.29% (Kimberly-Clark Corp.
Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs.,
Inc. Proj.) Series 2000, 3.6%, LOC Bank of America NA,
VRDN (b)(c)	2,920,000	2,920,000
Louisville & Jefferson County Reg’l. Arpt. Auth. Spl. Facilities
Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series B, 3.59%
(United Parcel Svc. of America Guaranteed), VRDN (b)(c)	36,000,000	36,000,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.38% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	1,595,000	1,595,000
		52,385,000

Louisiana – 8.8%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum
Corp. Proj.) Series 1994, 3.6%, LOC BNP Paribas SA,
VRDN (b)(c)	1,550,000	1,550,000
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN Series MS 973, 3.55% (Liquidity Facility
Morgan Stanley) (b)(c)(d)	8,800,000	8,800,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev.
Participating VRDN Series LB 03 L51J, 3.36% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,140,000	3,140,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series MS 1066, 3.55% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	4,390,000	4,390,000
Series MS 1224, 3.55% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	2,900,000	2,900,000
Participating VRDN Series Clipper 05 11, 3.56% (Liquidity
Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	2,895,000	2,895,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals,
Inc. Proj.) 3.28%, VRDN (b)(c)	6,250,000	6,250,000

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Louisiana – continued
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc.
Proj.):
Series 1994, 3.6%, VRDN (b)(c)	$ 9,100,000	$ 9,100,000
Series 1995, 3.6%, VRDN (b)(c)	8,500,000	8,500,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco
Proj.):
Series 1991, 3.64%, VRDN (b)(c)	6,675,000	6,675,000
Series 1993, 3.6%, VRDN (b)(c)	14,345,000	14,345,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical
Co. Proj.):
Series 1993, 3.7%, VRDN (b)(c)	1,000,000	1,000,000
Series 1994 A, 3.7%, VRDN (b)(c)	3,700,000	3,700,000
Series 1994 B, 3.65%, VRDN (b)	2,600,000	2,600,000
Series 1995, 3.7%, VRDN (b)(c)	3,050,000	3,050,000
		78,895,000

Maine – 0.3%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series
MT 185, 3.55% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	860,000	860,000
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E2, 3.5%
(AMBAC Insured), VRDN (b)(c)	1,600,000	1,600,000
		2,460,000

Michigan – 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series
1998, 3.63%, LOC Comerica Bank, Detroit, VRDN (b)(c)	500,000	500,000
Minnesota 1.2%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 118, 3.55% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	2,680,000	2,680,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN Series PT 727, 3.55%
(Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03
L28J, 3.39% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(c)(d)	4,330,000	4,330,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Participating VRDN Series PZ 77, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	2,205,000	2,205,000
		10,915,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Mississippi – 0.5%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc.
Proj.) 3.59%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 4,700,000	$ 4,700,000
Nebraska – 1.3%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) Series A, 3.52%, LOC Bank of America NA,
VRDN (b)(c)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 3.32% (Liquidity
Facility Wachovia Bank NA) (b)(c)(d)	1,410,000	1,410,000
Series 2001 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	2,610,000	2,610,000
Series 2001 C, 3.31% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	1,315,000	1,315,000
Series 2002 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	2,680,000	2,680,000
Series 2002 C, 3.31% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	1,885,000	1,885,000
Series 2002 F, 3.31% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	40,000	40,000
		11,440,000

Nevada 2.4%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,440,000	3,440,000
Series Putters 498, 3.54% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(c)(d)	5,270,000	5,270,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 3.54% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 3.3%, LOC Bank of
America NA, VRDN (b)(c)	3,750,000	3,750,000
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev.
(Republic Svcs., Inc. Proj.) 3.72%, VRDN (b)(c)	2,500,000	2,500,000
		21,150,000

New Hampshire – 1.6%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
3, 3.56% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(c)(d)	9,048,000	9,048,000

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Securities continued
		Principal	Value
		Amount	(Note 1)
New Hampshire – continued
New Hampshire Bus. Fin. Auth. Resource Recovery Rev.
(Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.28%,
LOC Wachovia Bank NA, VRDN (b)(c)		$ 4,525,000	$ 4,525,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN Series Merlots 02 A4, 3.3% (Liquidity
Facility Wachovia Bank NA) (b)(c)(d)		805,000	805,000
			14,378,000

New Mexico – 0.5%
New Mexico Mtg. Fin. Auth. Participating VRDN Series
Clipper 05 15, 3.56% (Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(c)(d)		4,400,000	4,400,000
New York & New Jersey – 1.4%
Port Auth. of New York & New Jersey Participating VRDN
Series EGL 06 107 Class A, 3.54% (Liquidity Facility
Citibank NA) (b)(c)(d)		8,700,000	8,700,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Series
1R, 3.56% (Liquidity Facility Bayerische Landesbank
Girozentrale), VRDN (b)(c)		4,300,000	4,300,000
			13,000,000

Non State Specific 0.9%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04
11, 3.6% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(c)(d)		3,068,000	3,068,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Clipper
2006 1, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)		4,960,000	4,960,000
			8,028,000

North Carolina – 2.3%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(Kroehler Furniture Proj.) Series 1998, 3.58%, LOC Nat’l.
City Bank, VRDN (b)(c)		760,000	760,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden
Apts. Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (b)(c)		6,665,000	6,665,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series LB 04 L14, 3.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)		3,645,000	3,645,000
Series Merlots 00 A37, 3.3% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)		1,845,000	1,845,000
Series Merlots A70, 3.3% (Liquidity Facility Wachovia Bank
NA) (b)(c)(d)		2,480,000	2,480,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	12

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
North Carolina – continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN: – continued
Series Putters 1212, 3.54% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	$ 4,205,000	$ 4,205,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series
MT 100, 3.55% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(c)(d)	1,285,000	1,285,000
		20,885,000

Ohio – 1.9%
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.36%, LOC ABN AMRO
Bank NV, VRDN (b)(c)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.47%,
VRDN (b)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 3.59% (Liquidity Facility Bank of America
NA) (b)(c)(d)	1,300,000	1,300,000
Series PT 582, 3.54% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(d)	3,440,000	3,440,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.)
3.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,800,000	6,800,000
		17,040,000

Oklahoma – 0.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04
3, 3.56% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(c)(d)	4,193,949	4,193,949
Oregon – 0.9%
Oregon Homeowner Rev. Participating VRDN Series MT 228,
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,400,000	2,400,000
Portland Hsg. Auth. Rev. (New Columbia – Cecelia Proj.)
3.52%, LOC Bank of America NA, VRDN (b)(c)	5,750,000	5,750,000
		8,150,000

Pennsylvania – 2.4%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.55%, LOC
PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 3.6%,
VRDN (b)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.)
Series 1998 A1, 3.42%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	9,100,000	9,100,000

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Pennsylvania – continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.
(Merck & Co. Proj.) Series 2000, 3.54%, VRDN (b)(c)	$ 2,900,000	$ 2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.55%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2004 D3, 3.55%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 3.72%, VRDN (b)(c)	800,000	800,000
		21,400,000

South Carolina – 3.1%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical
Co. Proj.) 3.6%, VRDN (b)(c)	1,790,000	1,790,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A,
3.27%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series B, 3.68%, VRDN (b)(c)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.27%, LOC SunTrust Banks, Inc.,
VRDN (b)(c)	5,415,000	5,415,000
(Cedarwoods Apts. Proj.) 3.27%, LOC SunTrust Banks, Inc.,
VRDN (b)(c)	5,580,000	5,580,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.
(Mohawk Ind., Inc. Proj.) Series 1997 A, 3.57%, LOC
Wachovia Bank NA, VRDN (b)(c)	1,000,000	1,000,000
		27,785,000

South Dakota 0.6%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.62% (Liquidity Facility Bank of America
NA) (b)(c)(d)	2,520,000	2,520,000
Series LB 04 L67 3.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	3,200,000	3,200,000
		5,720,000

Tennessee – 3.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating
VRDN Series Merlots 00 C, 3.32% (Liquidity Facility
Wachovia Bank NA) (b)(c)(d)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 3.65%
(AMBAC Insured), VRDN (b)(c)	23,870,000	23,870,000
		26,870,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Texas 19.7%
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev.
Participating VRDN Series MT 76, 3.54% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 5,400,000	$ 5,400,000
Brazos River Auth. Poll. Cont. Rev. Participating VRDN Series
PA 1354, 3.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,520,000	3,520,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev.:
(JT Venture Proj.) Series 1998, 3.6%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	4,100,000	4,100,000
(Merey Sweeny LP Proj.):
Series 2000 A, 3.6%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	8,600,000	8,600,000
Series 2002 A, 3.6%, LOC Bank of America NA,
VRDN (b)(c)	8,300,000	8,300,000
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.3% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,600,000	1,600,000
Series PT 2830, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,755,000	1,755,000
Series PT 738, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,910,000	3,910,000
Series Putters 351, 3.54% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	2,500,000	2,500,000
Series Putters 353, 3.54% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	1,650,000	1,650,000
Fort Bend County Gen. Oblig. Participating VRDN Series
Putters 1326, 3.54% (Liquidity Facility Deutsche Postbank
Ag) (b)(d)	2,775,000	2,775,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series
1995 A, 3.62%, LOC Sallie Mae, VRDN (a)(b)(c)	35,700,000	35,700,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1999, 3.6%, LOC BNP Paribas
SA, VRDN (b)(c)	20,500,000	20,500,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo
Petroleum Corp. Proj.) 3.6%, LOC Royal Bank of Scotland
Plc, VRDN (b)(c)	28,400,000	28,400,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.28% (Air Products & Chemicals, Inc.
Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
(BP Amoco Chemical Co. Proj.) 3.6%, VRDN (b)(c)	2,700,000	2,700,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co.
Proj.) Series 1994, 3.6%, VRDN (b)(c)	9,600,000	9,600,000

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Texas continued
Houston Occupancy Tax and Spl. Rev. Participating VRDN
Series MSTC 06 254, 3.32% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	$ 500,000	$ 500,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2006 A,
3.25% (AMBAC Insured), VRDN (b)(c)	2,100,000	2,100,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt
Facilities Rev. (Air Products & Chemicals, Inc. Proj.):
3.62% (Air Products & Chemicals, Inc. Guaranteed),
VRDN (b)(c)	8,300,000	8,300,000
3.62%, VRDN (b)	5,000,000	5,000,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1998, 3.6%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	4,200,000	4,200,000
Port of Port Arthur Navigation District Envir. Facilities Rev.
(Motiva Enterprises LLC Proj.) 3.35%, VRDN (b)(c)	2,895,000	2,895,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev.
Participating VRDN Series LB 05 L2, 3.36% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,440,000	4,440,000
Texas Gen. Oblig. (Veterans Hsg. Assistance Prog.) Series A,
3.36% (Liquidity Facility State Street Bank & Trust Co.,
Boston), VRDN (b)(c)	3,465,000	3,465,000
		176,910,000

Virginia – 0.5%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev.
(Fairfield Village Square Proj.) Series A, 3.53%, LOC Fannie
Mae, VRDN (b)(c)	3,000,000	3,000,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.56% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	1,700,000	1,700,000
		4,700,000

Washington 8.9%
Chelan County Pub. Util. District #1 Rev. Participating VRDN
Series Merlots 00 R, 3.32% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	2,400,000	2,400,000
Clark County School District #37, Vancouver Participating
VRDN Series PZ 55, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,025,000	5,025,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.)
Series 1997, 3.45%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	1,100,000	1,100,000
Port of Seattle Rev. Participating VRDN:
Series MT 139, 3.54% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	2,875,000	2,875,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Washington – continued
Port of Seattle Rev. Participating VRDN: – continued
Series PT 2171, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$ 3,095,000	$ 3,095,000
Port of Tacoma Rev. Participating VRDN:
Series Putters 1043, 3.54% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	3,070,000	3,070,000
Series Putters 1053, 3.54% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	3,075,000	3,075,000
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 3.54%, LOC
Key Bank NA, VRDN (b)(c)	2,355,000	2,355,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount
Ainstar Resort Proj.) 3.68%, LOC U.S. Bank NA, Minnesota,
VRDN (b)(c)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series E, 3.52%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.68%, LOC Bank of America NA,
VRDN (b)(c)	14,000,000	14,000,000
(Highland Park Apts. Proj.) Series A, 3.68%, LOC Bank of
America NA, VRDN (b)(c)	5,320,000	5,320,000
(Seaport Landing Retirement Proj.) Series A, 3.69%, LOC
Bank of America NA, VRDN (b)(c)	11,880,000	11,880,000
(Silver Creek Retirement Proj.) Series A, 3.69%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (b)(c)	5,100,000	5,100,000
(Woodland Retirement Proj.) Series A, 3.69%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (b)(c)	6,875,000	6,875,000
		80,315,000

West Virginia – 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.) Series 1990 B, 3.27%, LOC Deutsche
Bank AG, VRDN (b)(c)	915,000	915,000

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Wisconsin – 0.3%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.75%, LOC
JPMorgan Chase Bank, VRDN (b)(c)	$ 1,100,000	$ 1,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Participating VRDN Series PA 1331, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	1,660,000	1,660,000
		2,760,000

TOTAL INVESTMENT PORTFOLIO 99.8%
(Cost $897,798,274)		897,798,274

NET OTHER ASSETS – 0.2%		1,650,939
NET ASSETS 100%		$ 899,449,213

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $35,700,000 or
4.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Financial Statements

Statement of Assets and Liabilities
		May 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $897,798,274)		$ 897,798,274
Cash		41,535
Interest receivable		4,551,684
Prepaid expenses		3,339
Other receivables		1,781
Total assets		902,396,613

Liabilities
Payable for investments purchased	$ 170,000
Distributions payable	2,743,383
Other payables and accrued expenses	34,017
Total liabilities		2,947,400

Net Assets		$ 899,449,213
Net Assets consist of:
Paid in capital		$ 899,420,146
Undistributed net investment income		5,930
Accumulated undistributed net realized gain (loss) on
investments		23,137
Net Assets, for 899,074,172 shares outstanding		$ 899,449,213
Net Asset Value, offering price and redemption price per
share ($899,449,213 ÷ 899,074,172 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
	Year ended May 31, 2006

Investment Income
Interest		$ 38,735,020

Expenses
Independent trustees’ compensation	$ 6,074
Custodian fees and expenses	25,987
Audit	37,343
Legal	1,156
Insurance	11,182
Miscellaneous	178
Total expenses before reductions	81,920
Expense reductions	(1,767)	80,153

Net investment income		38,654,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23,137
Net increase in net assets resulting from operations		$ 38,678,004

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
	Year ended	Year ended
	May 31,	May 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,654,867	$ 40,659,992
Net realized gain (loss)	23,137	28,900
Net increase in net assets resulting
from operations	38,678,004	40,688,892
Distributions to shareholders from net investment income .	(38,663,852)	(40,650,916)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	3,065,117,700	7,540,927,400
Cost of shares redeemed	(3,802,501,800)	(8,446,075,000)
Net increase (decrease) in net assets and shares
resulting from share transactions	(737,384,100)	(905,147,600)
Total increase (decrease) in net assets	(737,369,948)	(905,109,624)

Net Assets
Beginning of period	1,636,819,161	2,541,928,785
End of period (including undistributed net investment
income of $5,930 and undistributed net investment
income of $14,916, respectively)	$ 899,449,213	$ 1,636,819,161

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights

Years ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	.029	.017	.010	.014	.019
Distributions from net
investment income	(.029)	(.017)	(.010)	(.014)	(.019)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.94%	1.76%	1.02%	1.38%	1.93%
Ratios to Average Net AssetsB
Expenses before
reductions	.0060%	.0046%	.0040%	.0045%	.0092%
Expenses net of fee
waivers, if any	.0060%	.0046%	.0040%	.0045%	.0092%
Expenses net of all
reductions	.0059%	.0046%	.0030%	.0025%	.0068%
Net investment income	2.84%	1.69%	1.01%	1.36%	1.75%
Supplemental Data
Net assets,
end of period
(000 omitted)	$899,449	$1,636,819	$2,541,929	$1,875,463	$1,442,613

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report 22

Notes to Financial Statements

For the period ended May 31, 2006

1. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

There were no significant book to tax differences during the period.

23 Annual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	9,821

Cost for federal income tax purposes	$ 897,798,274

The tax character of distributions paid was as follows:

	May 31, 2006	May 31, 2005
Tax exempt Income	$ 38,663,852	$ 40,650,916

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $1,767.

Annual Report

24

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

25 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2006 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Cash Central Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evalu ating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts July 7, 2006

Annual Report

26

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

27 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Municipal Cash Central (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

28

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Auto matic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

30

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

32

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Pre viously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as the Chairman of the Inner City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Municipal Cash Central. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Municipal Cash Central. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Municipal Cash Central. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Michael Widrig (42)

Year of Election or Appointment: 2006

Vice President of Municipal Cash Central. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Municipal Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

34

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Municipal Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Municipal Cash Central. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Municipal Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Municipal Cash Central. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Mana ger (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1997

Assistant Treasurer of Municipal Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

36

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Municipal Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

37 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended May 31, 2006, $15,503, or, if subsequently determined to be different, the net capital gains of such year.

During fiscal year ended 2006, 100% of the fund’s income dividends was free from federal income tax, and 81.61% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

38

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Albert R. Gamper, Jr.
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Robert M. Gates
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
George H. Heilmeier
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Edward C. Johnson 3d
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Stephen P. Jonas
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Marie L. Knowles
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William O. McCoy
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Robert L. Reynolds
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Cornelia M. Small
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William S. Stavropoulos
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Kenneth L. Wolfe
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

A Denotes trust-wide proposal and voting results.

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Municipal Cash Central Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FIMM that allow FIMM to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Annual Report

40

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

41 Annual Report

Fidelity® Securities Lending Cash Central Fund

Annual Report May 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call
1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s
Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.734009.107 437000.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,023.20	$ .04
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.89	$ .04

* Expenses are equal to the Fund’s annualized expense ratio of .0083%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annual Report

2

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	96.2	98.1	95.1
31 – 90	0.5	1.1	4.9
91 – 180	0.6	0.0	0.0
181 – 397	2.7	0.8	0.0
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity Securities Lending Cash Central
Fund	9 Days	4 Days	5 Days
All Taxable Money Market
Funds Average*	36 Days	37 Days	35 Days

Current and Historical Seven Day Yields
	5/30/06	2/28/06	11/29/05	8/30/05	5/31/05
Fidelity Securities Lending
Cash Central Fund	5.08%	4.58%	4.08%	3.60%	3.06%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

3 Annual Report

Investments May 31, 2006
Showing Percentage of Net Assets

Federal Agencies 3.3%
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Fannie Mae – 0.7%
Discount Notes – 0.7%
3/30/07	5.26%	$ 50,000,000	$ 47,896,486
3/30/07	5.27	50,000,000	47,890,194
			95,786,680
Federal Home Loan Bank – 0.5%
Agency Coupons – 0.5%
4/25/07	5.33	70,675,000	70,545,490
Freddie Mac – 2.1%
Discount Notes – 2.1%
9/27/06	4.26	50,000,000	49,330,514
9/29/06	4.51	30,000,000	29,567,000
12/1/06	4.71	55,000,000	53,741,875
1/9/07	4.75	27,905,000	27,123,409
1/17/07	4.76	41,044,000	39,851,660
1/18/07	5.10	85,000,000	82,327,459
			281,941,917
TOTAL FEDERAL AGENCIES			448,274,087

U.S. Treasury Obligations 0.5%

U.S. Treasury Bills – 0.5%
8/3/06	4.50	70,000,000	69,461,000

Repurchase Agreements 96.7%
		Maturity
		Amount
In a joint trading account (Collateralized by U.S.
Government Obligations) dated 5/31/06 due
6/1/06 At:
5.05% (c)		$ 12,304,700,417	12,302,975,000
5.05% (c)		419,688,859	419,630,000
With Goldman Sachs & Co. At:
5.13%, dated 5/31/06 due 6/1/06 (Collateralized
by Mortgage Loan Obligations valued at
$315,000,001, 5.16% – 6%, 2/25/21 –
1/15/45)		300,042,771	300,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

4

Repurchase Agreements continued
	Maturity	Value
	Amount	(Note 1)
With Goldman Sachs & Co. At: – continued
5.16%, dated:
5/23/06 due 8/21/06 (Collateralized by
Municipal Bond Obligations valued at
$31,620,000, 5% 5.5%, 6/1/08
5/15/36) (a)(b)	$ 31,399,900	$ 31,000,000
5/31/06 due 6/1/06 (Collateralized by
Corporate Obligations valued at
$139,651,497, 1.5% – 7%, 6/1/08 – 2/1/34)	133,019,073	133,000,000
TOTAL REPURCHASE AGREEMENTS		13,186,605,000

TOTAL INVESTMENT PORTFOLIO 100.5%
($13,704,340,087)		13,704,340,087

NET OTHER ASSETS – (0.5)%		(73,268,603)
NET ASSETS 100%		$ 13,631,071,484

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(b) The maturity amount is based on the
rate at period end.

(c) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$12,302,975,000 due
6/1/06 at 5.05%

Banc of America
Securities LLC	$ 4,802,095,903
Bank of America,
National Association	706,190,574
Barclays Capital Inc.	4,107,117,517
Countrywide Securities
Corporation	706,190,574

Repurchase Agreement/	Value
Counterparty
Credit Suisse First
Boston LLC	$ 215,903,997
Goldman Sachs & Co.	706,190,574
UBS Securities LLC	1,059,285,861
$ 12,302,975,000

$419,630,000 due
6/1/06 at 5.05%
Banc of America
Securities LLC	$ 69,938,333
Barclays Capital Inc.	76,296,364
Credit Suisse First
Boston LLC	190,740,909
Morgan Stanley & Co.
Incorporated	82,654,394
$ 419,630,000

Income Tax Information

At May 31, 2006, the fund had a capital loss carryforward of approximately $488,972 of which $37,595, $349,485 and $101,892 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

5 Annual Report

Financial Statements

Statement of Assets and Liabilities
		May 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $13,186,605,000) See
accompanying schedule:
Unaffiliated issuers (cost $13,704,340,087)		$ 13,704,340,087
Cash		313
Interest receivable		2,256,781
Prepaid expenses		15,261
Total assets		13,706,612,442

Liabilities
Distributions payable	$ 75,415,364
Other affiliated payables	91,657
Other payables and accrued expenses	33,937
Total liabilities		75,540,958

Net Assets		$ 13,631,071,484
Net Assets consist of:
Paid in capital		$ 13,631,572,634
Distributions in excess of net investment income		(12,178)
Accumulated undistributed net realized gain (loss) on
investments		(488,972)
Net Assets, for 13,631,518,764 shares outstanding		$ 13,631,071,484
Net Asset Value, offering price and redemption price
per share ($13,631,071,484 ÷ 13,631,518,764
shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

6

Statement of Operations
	Year ended May 31, 2006

Investment Income
Interest		$ 378,749,421

Expenses
Accounting fees and expenses	$ 661,930
Independent trustees’ compensation	34,178
Custodian fees and expenses	10,462
Audit	37,643
Legal	3,533
Insurance	35,713
Miscellaneous	108
Total expenses before reductions	783,567
Expense reductions	(528)	783,039

Net investment income		377,966,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		112,936
Net increase in net assets resulting from operations		$ 378,079,318

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	May 31,	May 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 377,966,382	$ 143,498,327
Net realized gain (loss)	112,936	(453,541)
Net increase in net assets resulting
from operations	378,079,318	143,044,786
Distributions to shareholders from net investment
income	(377,984,055)	(143,636,219)
Share transactions at net asset value of $1.00 per
share
Proceeds from sales of shares	79,349,380,493	48,968,416,680
Cost of shares redeemed	(75,466,145,842)	(47,169,891,539)
Net increase (decrease) in net assets and shares
resulting from share transactions	3,883,234,651	1,798,525,141
Total increase (decrease) in net assets	3,883,329,914	1,797,933,708

Net Assets
Beginning of period	9,747,741,570	7,949,807,862
End of period (including distributions in excess
of net investment income of $12,178 and
undistributed net investment income of $5,495,
respectively)	$13,631,071,484	$ 9,747,741,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Financial Highlights

Years ended May 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment income	.041	.020	.011	.016	.025
Distributions from net
investment income	(.041)	(.020)	(.011)	(.016)	(.025)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	4.17%	2.04%	1.11%	1.59%	2.57%
Ratios to Average Net AssetsB
Expenses before
reductions	.0089%	.0099%	.0102%	.0113%	.0115%
Expenses net of fee
waivers, if any	.0089%	.0099%	.0102%	.0113%	.0115%
Expenses net of all
reductions	.0089%	.0096%	.0102%	.0113%	.0113%
Net investment income	4.28%	2.13%	1.10%	1.53%	2.56%
Supplemental Data
Net assets,
end of period
(000 omitted)	$13,631,071	$9,747,742	$7,949,808	$4,286,512	$3,829,173

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Notes to Financial Statements

For the period ended May 31, 2006

1. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statu tory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

10

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Capital loss carryforward	488,972

Cost for federal income tax purposes	$ 13,704,340,087

The tax character of distributions paid was as follows:

	May 31, 2006	May 31, 2005
Ordinary Income	$ 377,984,055	$ 143,636,219

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

11 Annual Report

Notes to Financial Statements continued
4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s expenses by $528.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

12

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2006 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting prin ciples generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Securities Lending Cash Central Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts July 7, 2006

13 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Annual Report

14

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Securities Lending Cash Central (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

15 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

16

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

17 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

18

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

19 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as the Chairman of the Inner City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Securities Lending Cash Central. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

20

Name, Age; Principal Occupation Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Securities Lending Cash Central. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Securities Lending Cash Central. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Timothy Huyck (41)

Year of Election or Appointment: 2004

Vice President of Securities Lending Cash Central. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1999

Secretary of Securities Lending Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

21 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Securities Lending Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Securities Lending Cash Central. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Securities Lending Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Securities Lending Cash Central. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Securities Lending Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Annual Report

22

Name, Age; Principal Occupation Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Securities Lending Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Securities Lending Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Securities Lending Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1999

Assistant Treasurer of Securities Lending Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

23 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Securities Lending Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Securities Lending Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

Annual Report

24

Distributions

A total of 1.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

25 Annual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Albert R. Gamper, Jr.
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Robert M. Gates
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
George H. Heilmeier
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Edward C. Johnson 3d
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Stephen P. Jonas
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Marie L. Knowles
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William O. McCoy
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Robert L. Reynolds
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Cornelia M. Small
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William S. Stavropoulos
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Kenneth L. Wolfe
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

A Denotes trust-wide proposal and voting results.

Annual Report 26

Board Approval of Investment Advisory Contracts and Management Fees

Securities Lending Cash Central Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FIMM that allow FIMM to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

27 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

28

Fidelity® Tax Free Cash Central Fund

Annual Report May 31, 2006

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securi ties and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call
1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the
SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.795174.102 436999.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,016.10	$ .06
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,024.87	$ .06

* Expenses are equal to the Fund’s annualized expense ratio of .0122%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annual Report

2

Investment Changes/Performance

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	99.5	100.0	100.0
31 – 90	0.5	0.0	0.0
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity Tax Free Cash Central Fund	6 Days	4 Days	2 Days
All Tax Free Money Market Funds
Average*	20 Days	29 Days	22 Days

Current and Historical Seven Day Yields
	5/29/06	2/27/06	11/28/05	8/29/05	5/30/05
Fidelity Tax Free Cash
Central Fund	3.49%	3.17%	3.03%	2.45%	2.88%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

3 Annual Report

Investments May 31, 2006
Showing Percentage of Net Assets

Municipal Securities 99.6%
	Principal	Value
	Amount	(Note 1)
Alabama – 0.6%
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN
Series AAB 20, 3.51% (Liquidity Facility ABN-AMRO Bank
NV) (a)(b)	$ 1,000,000	$ 1,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co.
Proj.) Series 1995 A, 3.57%, VRDN (a)	1,710,000	1,710,000
		2,710,000

Alaska – 2.2%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B,
3.53%, VRDN (a)	9,450,000	9,450,000
Arizona – 0.1%
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	300,000	300,000
California – 4.3%
California Gen. Oblig. Participating VRDN Series EGL 05
1000 Class A, 3.5% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
California Pub. Works Board Lease Rev. Participating VRDN
Series PT 3262, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	3,000,000	3,000,000
Coachella Valley Unified School District Participating VRDN
Series PT 3147, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	6,495,000	6,495,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN
Series EGL 7053015 Class A, 3.5% (Liquidity Facility
Citibank NA) (a)(b)	5,900,000	5,900,000
Los Angeles Unified School District Participating VRDN Series
PT 1737, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	2,000,000	2,000,000
		18,395,000

Colorado – 3.2%
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN:
Series PZ 89, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	2,110,000	2,110,000
Series TOC 06 Z2, 3.54% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(b)	2,995,000	2,995,000
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives
Proj.) Series B2, 3.23% (Liquidity Facility Bayerische
Landesbank Girozentrale), VRDN (a)	4,255,000	4,255,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

4

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Colorado – continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.54% (Liquidity Facility Morgan
Stanley) (a)(b)	$ 4,050,000	$ 4,050,000
Series PZ 46, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	200,000	200,000
		13,610,000

District Of Columbia – 0.7%
District of Columbia Gen. Oblig. Participating VRDN Series
Merlots 01 A127, 3.25% (Liquidity Facility Wachovia Bank
NA) (a)(b)	3,110,000	3,110,000
Florida – 10.2%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. &
Lt. Co. Proj.) 3.65%, VRDN (a)	7,635,000	7,635,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.)
Series 1993, 3.55%, VRDN (a)	1,390,000	1,390,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series
PA 969, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	3,095,000	3,095,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.):
Series 1985 C, 3.26%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3.26%, VRDN (a)	4,500,000	4,500,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.)
Series 1994, 3.55%, VRDN (a)	5,000,000	5,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.)
Series 2000, 3.57%, VRDN (a)	3,000,000	3,000,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida
YMCA Proj.) Series A, 3.52%, LOC Bank of America NA,
VRDN (a)	600,000	600,000
Orlando Utils. Commission Wtr. & Elec. Rev. Participating
VRDN:
Series PT 2285, 3.49% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	9,365,000	9,365,000
Series PT 2372, 3.49% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	6,000,000	6,000,000
		44,085,000

See accompanying notes which are an integral part of the financial statements.

5 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Georgia – 0.8%
Georgia Gen. Oblig. Participating VRDN:
Series MS 1034, 3.5% (Liquidity Facility Morgan
Stanley) (a)(b)	$ 2,357,500	$ 2,357,500
Series PT 2228, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,000,000	1,000,000
		3,357,500

Hawaii – 0.5%
Hawaii Gen. Oblig. Participating VRDN Series PT 3196,
3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,105,000	2,105,000
Illinois – 12.4%
Chicago Gen. Oblig. Participating VRDN:
Series PT 2359, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,730,000	1,730,000
Series Solar 06 3, 3.5% (Liquidity Facility U.S. Bank NA,
Minnesota) (a)(b)	3,830,000	3,830,000
Chicago Metropolitan Wtr. Reclamation District Greater
Chicago Participating VRDN Series ROC II R1075, 3.51%
(Liquidity Facility Citigroup, Inc.) (a)(b)	2,085,000	2,085,000
Chicago Park District Participating VRDN:
Series Putters 1224, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)	5,695,000	5,695,000
Series Putters 974, 3.51% (Liquidity Facility JPMorgan Chase
& Co.) (a)(b)	1,465,000	1,465,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.)
Series 1998, 3.3%, LOC Harris NA, VRDN (a)	700,000	700,000
Illinois Edl. Facilities Auth. Revs.:
(Chicago Children’s Museum Proj.) Series 1994, 3.3%, LOC
JPMorgan Chase Bank, VRDN (a)	1,170,000	1,170,000
(Field Museum of Natural History Proj.) Series 2000, 3.25%,
LOC JPMorgan Chase Bank, VRDN (a)	2,250,000	2,250,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series PT 3252, 3.51% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)	1,500,000	1,500,000
(Northwestern Memorial Proj.) Series B1, 3.57% (Liquidity
Facility Bank of Nova Scotia, New York Agcy.), VRDN (a) .	2,000,000	2,000,000
Illinois Gen. Oblig.:
Participating VRDN:
Series PT 2010, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)	2,825,000	2,825,000
Series PT 871, 3.51% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)	2,000,000	2,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

6

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Illinois – continued
Illinois Gen. Oblig.: – continued
Participating VRDN:
Series Putters 605, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)	$ 1,895,000	$ 1,895,000
Series Putters 687, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)	1,895,000	1,895,000
Series 2003 B, 3.31% (Liquidity Facility DEPFA BANK PLC),
VRDN (a)	6,500,000	6,500,000
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp.
Proj.) Series 2003 A, 3.3%, LOC Lasalle Bank NA,
VRDN (a)	8,695,000	8,695,000
Illinois Sales Tax Rev. Participating VRDN Series MACN 06 C,
3.51% (Liquidity Facility Bank of America NA) (a)(b)	1,750,000	1,750,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series PZ 84, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)	2,310,000	2,310,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev.
Participating VRDN Series EGL 04 49 Class A, 3.51%
(Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Will County Cmnty. Unit School District #365, Valley View
Participating VRDN Series TOC 06 Z10, 3.54% (Liquidity
Facility Goldman Sachs Group, Inc.) (a)(b)	2,065,000	2,065,000
		53,360,000

Indiana – 1.9%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN
Series Putters 908, 3.51% (Liquidity Facility JPMorgan Chase
& Co.) (a)(b)	1,000,000	1,000,000
Carmel School Bldg. Corp. Participating VRDN Series PT 02
1458, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,030,000	1,030,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard
Reg’l. Health Sys. Proj.) Series B, 3.63%, LOC Nat’l. City
Bank, Indiana, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper
04 E, 3.52% (Liquidity Facility Bank of New York, New
York) (a)(b)	5,000,000	5,000,000
		8,030,000

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Iowa 1.0%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives
Proj.) 3.63%, LOC KBC Bank NV, VRDN (a)	$ 4,000,000	$ 4,000,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of
Marshalltown Proj.) 3.52%, LOC Bank of America NA,
VRDN (a)	500,000	500,000
		4,500,000

Louisiana – 0.8%
Louisiana Office Facilities Lease Rev. Participating VRDN
Series PT 2031, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	2,000,000	2,000,000
New Orleans Aviation Board Rev. Series 1993 B, 3.35%
(MBIA Insured), VRDN (a)	1,330,000	1,330,000
		3,330,000

Maryland 0.0%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN Series MT 160, 3.52% (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(b)	140,000	140,000
Michigan – 7.7%
Detroit City School District Participating VRDN:
Series AAB 04 39, 3.5% (Liquidity Facility ABN-AMRO Bank
NV) (a)(b)	1,000,000	1,000,000
Series DB 182, 3.5% (Liquidity Facility Deutsche Bank
AG) (a)(b)	2,200,000	2,200,000
Series EGL 7050072 Class A, 3.51% (Liquidity Facility
Citibank NA) (a)(b)	5,500,000	5,500,000
Series PT 3364, 3.5% (Liquidity Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)	3,500,000	3,500,000
Detroit Swr. Disp. Rev. Participating VRDN Series PA 1183,
3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Forest Hills Pub. Schools Participating VRDN Series PT 1762,
3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,550,000	2,550,000
Fraser Pub. School District Participating VRDN Series AAB 05
39, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,515,000	1,515,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN
Series EGL 98 2201, 3.51% (Liquidity Facility Citibank
NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 3.5% (Liquidity Facility ABN-AMRO Bank
NV) (a)(b)	1,000,000	1,000,000
Series ROC II R4551, 3.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(b)	2,200,000	2,200,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Michigan – continued
Michigan Bldg. Auth. Rev. Participating VRDN: – continued
Series ROC II R550, 3.51% (Liquidity Facility Citibank
NA) (a)(b)	$ 2,000,000	$ 2,000,000
Series Stars 101, 3.5% (Liquidity Facility BNP Paribas
SA) (a)(b)	5,855,000	5,855,000
Michigan Hosp. Fin. Auth. Hosp. Rev. (Trinity Health Sys.
Proj.):
Series G, 3.55% (CIFG North America Insured), VRDN (a)	1,900,000	1,900,000
Series H, 3.53% (CIFG North America Insured), VRDN (a)	1,170,000	1,170,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony
Orchestra, Inc. Proj.) Series 2001 B, 3.57%, LOC Lasalle
Bank Midwest NA, VRDN (a)	1,000,000	1,000,000
		33,390,000

Minnesota 1.1%
Minneapolis Gen. Oblig. Participating VRDN Series Putters
641, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,320,000	1,320,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.
Participating VRDN Series PZ 77, 3.55% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Univ. of Minnesota Participating VRDN Series MS 01 648,
3.5% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		4,720,000

Missouri – 3.8%
Curators of the Univ. Missouri Sys. Facilities Rev. Series 2006
B, 3.55%, VRDN (a)	3,300,000	3,300,000
Howard Bend Levee District Participating VRDN Series PT
3338, 3.5% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	2,000,000	2,000,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.
(BJC Health Sys. Proj.) Series B, 3.57% (Liquidity Facility
Bank of Nova Scotia, New York Agcy.) (Liquidity Facility
JPMorgan Chase Bank), VRDN (a)	3,800,000	3,800,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ.
Proj.) Series A, 3.57% (Liquidity Facility Dexia Cr. Local de
France), VRDN (a)	7,495,000	7,495,000
		16,595,000

Nebraska – 0.2%
Omaha Pub. Pwr. District Participating VRDN Series Solar 06
25, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	1,000,000	1,000,000
Nevada 0.8%
Clark County Arpt. Rev. Participating VRDN Series DB 180,
3.51% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,435,000	3,435,000

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – 0.3%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series
PT 2363A, 3.49% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	$ 1,470,000	$ 1,470,000
New Mexico – 0.8%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN
Series Putters 1118, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)	3,400,000	3,400,000
New York – 11.3%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1251,
3.48% (Liquidity Facility Morgan Stanley) (a)(b)	1,940,000	1,940,000
Metropolitan Trans. Auth. Rev. Participating VRDN Series MS
1042, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	1,520,000	1,520,000
New York City Gen. Oblig. Participating VRDN Series MS 00
394, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)	205,000	205,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN Series MS 726X, 3.48% (Liquidity
Facility Morgan Stanley) (a)(b)	2,300,000	2,300,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN
Series MACN 05 S, 3.49% (Liquidity Facility Bank of
America NA) (a)(b)	9,995,000	9,995,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series EGL 7053001 Class A, 3.5% (Liquidity Facility
Citibank NA) (a)(b)	15,000,000	15,000,000
Series Merlots 03 B9, 3.26% (Liquidity Facility Wachovia
Bank NA) (a)(b)	7,425,000	7,425,000
Series Putters 1187, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)	2,995,000	2,995,000
New York State Urban Dev. Corp. Rev. Participating VRDN
Series Putters 1183, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)	1,895,000	1,895,000
TSASC, Inc. Rev. Participating VRDN Series ROC II R519CE,
3.51% (Liquidity Facility Citibank NA) (a)(b)	5,600,000	5,600,000
		48,875,000

North Carolina – 0.4%
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
Participating VRDN Series Putters 918, 3.51% (Liquidity
Facility JPMorgan Chase & Co.) (a)(b)	1,795,000	1,795,000
Ohio – 2.1%
Cleveland Arpt. Sys. Rev. 3.52% (FSA Insured), VRDN (a)	1,220,000	1,220,000
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th
Research Bldg., LLC Proj.) Series 2003, 3.25%, LOC Fifth
Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Ohio – continued
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.):
Subseries B1, 3.61%, VRDN (a)	$ 2,000,000	$ 2,000,000
Subseries B3, 3.61%, VRDN (a)	3,000,000	3,000,000
Dayton School District Participating VRDN Series SG 173,
3.5% (Liquidity Facility Societe Generale) (a)(b)	1,000,000	1,000,000
		9,220,000

Oregon – 0.7%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating
VRDN Series ROC II R7017, 3.51% (Liquidity Facility
Citibank NA) (a)(b)	3,030,000	3,030,000
Pennsylvania – 3.7%
Allegheny County Indl. Dev. Auth. Rev.:
(Sacred Heart High School Proj.) 3.51%, LOC PNC Bank
NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 3.6%,
VRDN (a)	600,000	600,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots
04 B15, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,890,000	1,890,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN Series AAB 03 24, 3.51% (Liquidity Facility
ABN AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Pennsylvania Tpk. Commission Registration Fee Rev.
Participating VRDN Series Putters 1167, 3.51% (Liquidity
Facility JPMorgan Chase Bank) (a)(b)	2,350,000	2,350,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A1,
3.23% (Liquidity Facility WestLB AG), VRDN (a)	1,000,000	1,000,000
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.
(Temple Univ. Proj.) Series A, 3.48%, LOC PNC Bank NA,
Pittsburgh, VRDN (a)	1,000,000	1,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series
MS 773, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	2,495,000	2,495,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN Series MS 01 752, 3.5% (Liquidity
Facility Morgan Stanley) (a)(b)	3,715,000	3,715,000
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Participating VRDN Series MS 1248, 3.5% (Liquidity Facility
Morgan Stanley) (a)(b)	1,000,000	1,000,000
		16,050,000

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
South Carolina – 1.7%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series
PT 1877, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	$ 3,640,000	$ 3,640,000
York County School District #4 Participating VRDN Series TOC
04 F, 3.51% (Liquidity Facility Goldman Sachs Group,
Inc.) (a)(b)	3,600,000	3,600,000
		7,240,000

Tennessee – 5.7%
Blount County Pub. Bldg. Auth. Series D3A, 3.59% (Liquidity
Facility DEPFA BANK PLC), VRDN (a)	1,800,000	1,800,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund
Proj.):
3.58%, LOC Bank of America NA, VRDN (a)	10,030,000	10,030,000
3.58%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
3.58%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
Lehman Brothers Pooled Muni. Trust Receipts Participating
VRDN Series LB 06 P10, 3.31% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(b)	1,185,000	1,185,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) 3.58%, LOC Bank of
America NA, VRDN (a)	400,000	400,000
3.58%, LOC Bank of America NA, VRDN (a)	5,350,000	5,350,000
Sevier County Pub. Bldg. Auth. Rev.:
Series IV B4, 3.6% (FSA Insured), VRDN (a)	500,000	500,000
Series IV C2, 3.6% (FSA Insured), VRDN (a)	1,700,000	1,700,000
		24,765,000

Texas 10.3%
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19,
3.34% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,000,000	3,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 3.56%, LOC JPMorgan
Chase Bank, VRDN (a)	1,200,000	1,200,000
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN Series TOC 05 Y, 3.51% (Liquidity
Facility Goldman Sachs Group, Inc.) (a)(b)	1,000,000	1,000,000
Copperas Cove Independent School District Participating
VRDN Series PT 3046, 3.51% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)	5,615,000	5,615,000
Denton County Gen. Oblig. Participating VRDN Series SGA
117, 3.58% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Texas continued
El Paso Independent School District Participating VRDN Series
Putters 1035, 3.51% (Liquidity Facility JPMorgan Chase &
Co.) (a)(b)	$ 4,290,000	$ 4,290,000
Harris County Ind. Dev. Corp. 3.23%, LOC Royal Bank of
Canada, VRDN (a)	9,100,000	9,100,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist
Hosp. Proj.) Series B, 3.57%, VRDN (a)	1,000,000	1,000,000
Harris County-Houston Sports Auth. Spl. Rev. Participating
VRDN Series PZ 65, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(b)	1,450,000	1,450,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN
Series MSTC 06 254, 3.32% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(b)	220,000	220,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070,
3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,855,000	1,855,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG
120, 3.5% (Liquidity Facility Societe Generale) (a)(b)	395,000	395,000
Leander Independent School District Participating VRDN Series
Piper 2005 C, 3.56% (Liquidity Facility Bank of New York,
New York) (a)(b)	225,000	225,000
Mesquite Independent School District Participating VRDN
Series Putters 1032, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)	2,995,000	2,995,000
Pearland Independent School District Participating VRDN
Series SG 106, 3.5% (Liquidity Facility Societe
Generale) (a)(b)	600,000	600,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc.
Proj.) Series 1994, 3.58%, VRDN (a)	1,900,000	1,900,000
San Antonio Elec. & Gas Systems Rev. Participating VRDN:
Series Merlots 01 A10, 3.25% (Liquidity Facility Wachovia
Bank NA) (a)(b)	5,770,000	5,770,000
Series SG 101, 3.5% (Liquidity Facility Societe
Generale) (a)(b)	350,000	350,000
Texas A&M Univ. Rev. Bonds Series Putters 945, 3.6%, tender
8/24/06 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c) .	1,995,000	1,995,000
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 76, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	225,000	225,000
Waste Side Calhoun County Corp. Poll. Cont. Rev. (Sohio
Chemical Co. Proj.) 3.57% (BP PLC Guaranteed), VRDN (a) .	1,100,000	1,100,000
		44,385,000

Utah 5.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991,
3.25%, LOC BNP Paribas SA, VRDN (a)	7,000,000	7,000,000

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Utah – continued
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series
B, 3.57% (Liquidity Facility JPMorgan Chase Bank),
VRDN (a)	$ 3,200,000	$ 3,200,000
Utah Trans. Auth. Sales Tax Rev. Participating VRDN Series MS
1197, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	4,370,000	4,370,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.)
Series C, 3.57% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (a)	9,080,000	9,080,000
		23,650,000

Virginia – 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN Series SG 134, 3.49% (Liquidity Facility Societe
Generale) (a)(b)	240,000	240,000
Washington 3.2%
King County Gen. Oblig. Participating VRDN Series DB-174,
3.5% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,275,000	1,275,000
Port of Seattle Rev. Participating VRDN:
Series DB 168, 3.5% (Liquidity Facility Deutsche Bank
AG) (a)(b)	1,000,000	1,000,000
Series MS 1028, 3.5% (Liquidity Facility Morgan
Stanley) (a)(b)	2,895,000	2,895,000
Series Putters 1180, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(b)	2,550,000	2,550,000
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.)
Series 1984 B, 3.24%, LOC Bank of America NA, VRDN (a)	3,100,000	3,100,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2734, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	5,000	5,000
Series PT 2735, 3.51% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	765,000	765,000
Series Putters 1073, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(b)	2,000,000	2,000,000
		13,590,000

West Virginia – 0.5%
West Virginia Gen. Oblig. Participating VRDN Series Putters
1083, 3.51% (Liquidity Facility JPMorgan Chase &
Co.) (a)(b)	2,000,000	2,000,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Wisconsin – 1.0%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series B, 3.5%, LOC M&I Marshall & Ilsley Bank, VRDN (a) .	$ 3,500,000	$ 3,500,000
3.5%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		4,500,000

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $429,832,500)		429,832,500

NET OTHER ASSETS – 0.4%		1,674,886
NET ASSETS 100%		$ 431,507,386

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend (a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. (b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,995,000
or 0.5% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Texas A&M Univ.
Rev. Bonds Series
Putters 945,
3.6%, tender
8/24/06
(Liquidity Facility
JPMorgan Chase
Bank)	8/4/05	$ 1,995,000

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Statements

Statement of Assets and Liabilities
		May 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $429,832,500)		$ 429,832,500
Interest receivable		3,044,031
Prepaid expenses		72
Total assets		432,876,603

Liabilities
Payable to custodian bank	$ 62,730
Distributions payable	1,280,114
Other payables and accrued expenses	26,373
Total liabilities		1,369,217

Net Assets		$ 431,507,386
Net Assets consist of:
Paid in capital		$ 431,473,887
Accumulated undistributed net realized gain (loss) on
investments		33,499
Net Assets, for 431,473,501 shares outstanding		$ 431,507,386
Net Asset Value, offering price and redemption price per
share ($431,507,386 ÷ 431,473,501 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Statement of Operations
	Year ended May 31, 2006

Investment Income
Interest		$ 7,834,907

Expenses
Independent trustees’ compensation	$ 905
Custodian fees and expenses	7,441
Audit	31,244
Legal	342
Miscellaneous	625
Total expenses before reductions	40,557
Expense reductions	(2,827)	37,730

Net investment income		7,797,177
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33,514
Net increase in net assets resulting from operations		$ 7,830,691

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		May 31,	May 31,
		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 7,797,177	$ 2,609,852
Net realized gain (loss)		33,514	399
Net increase in net assets resulting
from operations		7,830,691	2,610,251
Distributions to shareholders from net investment income	.	(7,796,715)	(2,610,313)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		709,425,000	1,749,339,100
Cost of shares redeemed		(342,155,800)	(1,929,973,500)
Net increase (decrease) in net assets and shares
resulting from share transactions		367,269,200	(180,634,400)
Total increase (decrease) in net assets		367,303,176	(180,634,462)

Net Assets
Beginning of period		64,204,210	244,838,672
End of period (including undistributed net investment
income of $0 and distributions in excess of net
investment income of $462, respectively)		$ 431,507,386	$ 64,204,210

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights

Years ended May 31,	2006	2005	2004D
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.028	.017	.003
Distributions from net investment income	(.028)	(.017)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	2.87%	1.69%	.32%
Ratios to Average Net AssetsE
Expenses before reductions	.0159%	.0237%	.0290%A
Expenses net of fee waivers, if any	.0159%	.0237%	.0145%A
Expenses net of all reductions	.0148%	.0218%	.0131%A
Net investment income	3.05%	1.51%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,507	$64,204	$244,839

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period February 3, 2004 (commencement of operations) to May 31, 2004.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Notes to Financial Statements

For the period ended May 31, 2006

1. Significant Accounting Policies.

Fidelity Tax Free Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains and losses deferred due to excise tax regulations.

Annual Report

20

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	—
Undistributed ordinary income	13,105
Undistributed long term capital gain	8,297

Cost for federal income tax purposes	$ 429,832,500
The tax character of distributions paid was as follows:

	May 31, 2006	May 31,2005
Tax exempt Income	$ 7,796,715	$ 2,610,313

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR), provides the fund with investment management services. The fund does not pay any fees for these services.

21 Annual Report

Notes to Financial Statements continued
4. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $2,827.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

22

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments as of May 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period from February 3, 2004 (commencement of operations) to May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of May 31, 2006, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax Free Cash Central Fund as of May 31, 2006, the results of its operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from February 3, 2004 (commencement of operations) to May 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts July 7, 2006

23 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 335 funds advised by FMR or an affiliate. Mr. McCoy oversees 337 funds advised by FMR or an affiliate. Mr. Gamper oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006 present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

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24

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Tax Free Cash Central (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present) and FMR Co., Inc. (2005 present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005 present) and FMR Corp. (2003 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Corp. (1998 2002). In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and FMR Co., Inc. (2005 present). Mr. Reynolds also serves as a Director (2003 present) and Chief Operating Officer (2000 present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005 present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Insti tutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

25 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). Dur ing his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

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26

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

27 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16 school system).

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28

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Coun cil for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

29 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (1999 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as the Chairman of the Inner City Scholarship Fund.

Michael Widrig (42)

Year of Election or Appointment: 2006

Vice President of Tax Free Cash Central. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2004

Secretary of Tax Free Cash Central. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

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30

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2004

Assistant Secretary of Tax Free Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Tax Free Cash Central. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Tax Free Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Tax Free Cash Central. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tax Free Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax Free Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Tax Free Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax Free Cash Central. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Mana ger (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax Free Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2004

Assistant Treasurer of Tax Free Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

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32

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Tax Free Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Tax Free Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax Free Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax Free Cash Central. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

33 Annual Report

Distributions

During fiscal year ended 2006, 100% of the fund’s income dividends was free from federal income tax, and 0% of the fund’s income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

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34

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Albert R. Gamper, Jr.
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Robert M. Gates
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
George H. Heilmeier
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Edward C. Johnson 3d
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Stephen P. Jonas
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000
Marie L. Knowles
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William O. McCoy
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Robert L. Reynolds
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Cornelia M. Small
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

William S. Stavropoulos
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

Kenneth L. Wolfe
Affirmative	32,733,291,387.76	100.000
Withheld	00	00.000
TOTAL	32,733,291,387.76	100.000

A Denotes trust-wide proposal and voting results.

35 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tax Free Cash Central Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FIMM that allow FIMM to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Annual Report

36

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

37 Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2006, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund and Fidelity Securities Lending Cash Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Cash Central Fund	$32,000	$29,000
Fidelity Municipal Cash Central Fund	$33,000	$32,000
Fidelity Securities Lending Cash Central Fund	$32,000	$29,000
All funds in the Fidelity Group of Funds audited by PwC	$12,500,000	$11,500,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Tax-Free Cash Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Tax-Free Cash Central Fund	$25,000	$25,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,900,000	$4,800,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Cash Central Fund	$0	$0
Fidelity Municipal Cash Central Fund	$0	$0
Fidelity Securities Lending Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Cash Central Fund	$1,800	$1,700
Fidelity Municipal Cash Central Fund	$1,800	$1,700
Fidelity Securities Lending Cash Central Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Tax-Free Cash Central Fund	$3,100	$2,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Cash Central Fund	$1,100	$400
Fidelity Municipal Cash Central Fund	$1,100	$400
Fidelity Securities Lending Cash Central Fund	$1,100	$400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$450,000
Deloitte Entities	$255,000	$320,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2006 and May 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate fees billed by PwC of $1,100,000A and $1,200,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$170,000	$450,000
Non-Covered Services	$930,000	$750,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

For the fiscal years ended May 31, 2006 and May 31, 2005, the aggregate fees billed by Deloitte Entities of $580,000A and $650,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$260,000	$350,000
Non-Covered Services	$320,000	$300,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 19, 2006